Summary of Significant Accounting Policies - Research and Development (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and development
Outstanding payables	$ 3,747,838	$ 2,503,569	$ 369,177
Research and Development Arrangement
Research and development
Outstanding payables		$ 386,057	$ 31,346